Acquisition of Xcite Interactive, Inc. (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Acquisition of Xcite Interactive, Inc.[Line Items]
Tangible and intangible assets acquired and liabilities assumed	$ 6,500,000
Impairment assets	2,673,342
Written down	0
Impairment of Goodwill and Intangible Assets [Member]
Acquisition of Xcite Interactive, Inc.[Line Items]
Impairment assets	8,919,002
Other Intangible Assets [Member]
Acquisition of Xcite Interactive, Inc.[Line Items]
Goodwill	6,580,660
Impairment of Goodwill and Intangible Assets [Member]
Acquisition of Xcite Interactive, Inc.[Line Items]
Fair value	$ 3,760,000